UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ]; Amendment Number: ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Seth Tobias
Address:     153 East 53rd Street
             Suite 5501
             New York, NY 10022

Form 13F File Number: 28-________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Seth Tobias
Title:       Manager
Phone:       212-521-5050

Signature, Place, and Date of Signing:

       /s/ S. Tobias                    New York, NY            8/8/2005
        [Signature]                     [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 98

Form 13F Information Table Value Total:           $225,092
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                              FORM 13F-HR
                                                         QTR Ending 6/30/2005

         COLUMN 1              COLUMN 2    COLUMN 3    COLUMN 4       COLUMN 5              COLUMN 6     COL 7        COLUMN 8
-------------------------   ------------  ----------  ----------    -----------          -------------   -----  -----------------
                                                          VALUE       SHRS OR SH/ PUT/    INV.  DISCR.    MGR        VOT AUTHOR.
     NAME OF ISSUER        TITLE OF CLASS    CUSIP      (x$1000)     PRN AMT PRN CALL    SOLE    SHRD OTH       SOLE     SHRD  NONE
A C MOORE ARTS & CRAFTS IN          OTC IS    00086T103       316         10,000           X                     X
AGCO CORP                           COMMON    001084102     1,841         96,300           X                     X
AMERICAN TOWER SYS CORP             COMMON    029912201       500         23,800           X                     X
AIR PRODUCTS & CHEMICALS I          COMMON    009158106     6,030        100,000           X                     X
AEROPOSTALE                         COMMON    007865108     1,557         46,350           X                     X
AZTAR CORP                          COMMON    054802103     2,985         87,150           X                     X
BIOGEN IDEC INC                     OTC IS    09062X103     2,584         75,000           X                     X
BEAR STEARNS COMPANIES INC          COMMON    073902108    10,394        100,000           X                     X
BOSTON SCIENTIFIC CORP              COMMON    101137107       405         15,000           X                     X
CALL CONAGRA INC SEP 25.00          CALL O    2058875IE         8         50,000           X                     X
CHESAPEAKE ENERGY CORP              COMMON    165167107       684         30,000           X                     X
COLGATE PALMOLIVE CO                COMMON    194162103     3,224         65,000           X                     X
CANARGO ENERGY CORPORATION          OTC IS    137225108     1,854      1,853,700           X                     X
CAMPBELL SOUP CO                    COMMON    134429109       462         15,000           X                     X
CENTENNIAL CELLULAR CORP            OTC IS    15133V208       208         15,000           X                     X
E I DU PONT DE NEMOURS & C          COMMON    263534109     9,032        210,000           X                     X
DANIELSON HOLDING CORP              COMMON    236274106     5,068        416,406           X                     X
DST SYSTEMS INC-DEL                 COMMON    233326107     3,028         64,700           X                     X
EDDIE BAUER HOLDINGS CORP           COMMON    071625107     1,649         58,150           X                     X
EASTMAN KODAK CO                    COMMON    277461109       403         15,000           X                     X
ELITE PHARMACEUTICALS INC           COMMON    28659T200        79         25,700           X                     X
ELAN CORP PLC-ADR                   COMMON    284131208     1,705        250,000           X                     X
CALL CALLAWAY GOLF JUL 15.          CALL O    1311935GC       133        253,000           X                     X
CALLAWAY GOLF CO                    COMMON    131193104     1,844        119,500           X                     X
FAMILY DOLLAR STORES INC            COMMON    307000109       535         20,500           X                     X
FAIRMONT HOTELS & RESORTS           COMMON    305204109     3,302         94,800           X                     X
FIRST HORIZON PHARMACEUTIC          OTC IS    32051K106     1,683         88,400           X                     X
FREDS INC-CL A                      OTC IS    356108100     1,699        102,500           X                     X
FRONTLINE LTD                       COMMON    G3682E127     4,628        115,000           X                     X
GENERAL MARITIME CORP               COMMON    Y2692M103     2,502         59,000           X                     X
GOOGLE INC                          OTC IS    38259P508    13,237         45,000           X                     X
GAP INC                             OTC IS    364760108       198         10,000           X                     X
GREY WOLF INC                       COMMON    397888108       148         20,000           X                     X
HALLIBURTON CO                      COMMON    406216101     7,010        146,600           X                     X
HARLEY DAVIDSON INC                 COMMON    412822108     6,200        125,000           X                     X
HOLLYWOOD COM INC                   OTC IS    436233100        65         15,000           X                     X
***DESARROLLADORA HOMEX S           COMMON    25030W100     4,166        151,950           X                     X
INTL GAME TECHNOLOGY                COMMON    459902102     3,308        117,500           X                     X
IDINE REWARDS NETWORK INC           COMMON    761557107     1,173        217,150           X                     X
KELLOGG CO                          COMMON    487836108     1,289         29,000           X                     X
KEY ENERGY GROUP INC                COMMON    492914106     1,794        148,250           X                     X
COCA COLA CO                        COMMON    191216100     2,088         50,000           X                     X
LAKES GAMING INC                    OTC IS    51206P109       794         51,550           X                     X
LEAP WIRELSS INTL INC               COMMON    521863308       305         11,000           X                     X
CALL LIGAND PHARMA AUG 12.          CALL O    53220K5HV         2         20,000           X                     X
LEXMARK INTERNATIONAL GROU          COMMON    529771107       237          3,650           X                     X
LYONDELL PETROCHEMICAL  CO          COMMON    552078107     3,435        130,000           X                     X
MCDONALDS CORP                      COMMON    580135101     1,110         40,000           X                     X
MASSEY ENERGY CORP                  COMMON    576206106     6,963        184,600           X                     X
3M COMPANY                          COMMON    88579Y101       723         10,000           X                     X
MCMORAN EXPLORATION COMPAN          COMMON    582411104     4,151        212,750           X                     X
MOTIENT CORP                        OTC IS    619908304     2,085         80,000           X                     X
MTR GAMING GROUP INC                OTC IS    553769100       175         15,000           X                     X
MOTOROLA INC                        COMMON    620076109     3,652        200,000           X                     X
CALL MORGAN STANLEY OCT 55          CALL O    6174469CT        38         80,000           X                     X
MORGAN STANLEY DEAN WITTER          COMMON    617446448     7,871        150,000           X                     X
METRIS COMPANIES INC                COMMON    591598107       217         15,000           X                     X
CALL 99 CENTS ONLY JAN 15.          CALL O    65440K6AC        36         40,000           X                     X
NOKIA CORP-SPONSORED ADR            COMMON    654902204     4,160        250,000           X                     X
***NEW SKIES SATELLITES             OTC IS    G64865101       447         22,500           X                     X
NEUSTAR INC                         OTC IS    64126X201     5,888        230,000           X                     X
NTL INC DEL                         OTC IS    62940M104     5,610         82,000           X                     X
NBTY INC                            OTC IS    628782104     1,392         53,650           X                     X
NEWS CORP                           COMMON    65248E104     1,856        119,800           X                     X
NEXTEL PARTNERS INC                 OTC IS    65333F107     1,007         40,000           X                     X
OFFICE DEPOT INC                    COMMON    676220106     1,358         59,450           X                     X
OIL SVC HOLDRS TR                   COMMON    678002106     1,427         14,000           X                     X
OVERSEAS SHIPHOLDING GROUP          COMMON    690368105     4,772         80,000           X                     X
PRECISION DRILLING CORP             OTC IS    74022D100     5,981        151,500           X                     X
PENN NATIONAL GAMING INC            OTC IS    707569109       133          3,650           X                     X
PFIZER INC                          COMMON    717081103     5,167        187,350           X                     X
RITE AID CORP                       COMMON    767754104     1,014        242,500           X                     X
RIVIERA HLDGS CORP                  COMMON    769627100     1,427         63,000           X                     X
ROSS STORES INC                     OTC IS    778296103       434         15,000           X                     X
RANGE RES CORP                      COMMON    75281A109       285         16,000           X                     X
RELIANT ENERGY INC                  COMMON    75952B105       371         30,000           X                     X
SBA COMMUNICATIONS CORP             OTC IS    78388J106       135         10,000           X                     X
SULPHCO INC                         OTC IS    865378103        93         25,000           X                     X
TIFFANY & CO-NEW                    COMMON    886547108       901         27,500           X                     X
***TELESYSTEM INTERNATIONA          OTC IS    879946606       156         10,000           X                     X
***TEEKAY SHIPPING CORP             COMMON    Y8564W103       439         10,000           X                     X
TALBOTS INC                         COMMON    874161102     3,133         96,500           X                     X
***TALISMAN ENERGY INC              OTC IS    87425E103     1,879         50,000           X                     X
TELEWEST GLOBAL INC                 OTC IS    87956T107     8,764        385,250           X                     X
TRIBUNE CO NEW W/RTS TO PU          COMMON    896047107     3,694        105,000           X                     X
SPORTS AUTHORITY INC                OTC IS    84917U109     4,212        132,450           X                     X
TELETECH HOLDINGS INC               OTC IS    879939106       880        107,950           X                     X
TVC TELECOM INC                     OTC IS    873061105         1        200,000           X                     X
TWEETER HOME ENTMT GROUP I          OTC IS    901167106       213         85,000           X                     X
TEXAS ROADHOUSE INC                 OTC IS    882681109     1,390         40,000           X                     X
***UNIVERSIDAD CNCI                 COMMON    P9578B101        79        900,000           X                     X
US Unwired Inc Cl A                 OTC IS    90338R104       146         25,000           X                     X
VIACOM INC-CL B                     COMMON    925524308     3,922        122,500           X                     X
WINDSORTECH INC                     OTC IS    97380P100     3,269      2,108,800           X                     X
WIRELESS TELECOM GROUP INC          COMMON    976524108        81         30,000           X                     X
WESTERN WIRELESS CORP - CL          OTC IS    95988E204     1,692         40,000           X                     X
WYETH                               COMMON    983024100       223          5,000           X                     X
XTO ENERGY INC                      COMMON    98385X106     4,249        125,000           X                     X

                                                TOTAL     225,092



